FY 2020 Product Sales quarterly sequential analysis (Unreviewed) (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Product sales
Product Sales	$ 8,045	$ 7,257	$ 7,011	$ 6,520	$ 6,048	$ 6,311
Actual %, quarter-on-quarter	11.00%	4.00%	8.00%	8.00%	(4.00%)	1.00%
CER %, quarter-on-quarter	12.00%	1.00%	6.00%	6.00%	(2.00%)	1.00%
Total Oncology
Product sales
Product Sales	$ 3,286	$ 2,981	$ 2,908	$ 2,831	$ 2,609	$ 2,502
Actual %, quarter-on-quarter	10.00%	3.00%	3.00%	8.00%	4.00%	10.00%
CER %, quarter-on-quarter	11.00%	1.00%	2.00%	6.00%	6.00%	10.00%
Tagrisso
Product sales
Product Sales	$ 1,306	$ 1,149	$ 1,157	$ 1,155	$ 1,034	$ 982
Actual %, quarter-on-quarter	14.00%	(1.00%)		12.00%	5.00%	11.00%
CER %, quarter-on-quarter	14.00%	(3.00%)	(1.00%)	9.00%	7.00%	11.00%
Imfinzi
Product sales
Product Sales	$ 604	$ 556	$ 555	$ 533	$ 492	$ 462
Actual %, quarter-on-quarter	9.00%		4.00%	8.00%	6.00%	9.00%
CER %, quarter-on-quarter	10.00%	(1.00%)	3.00%	6.00%	8.00%	9.00%
Lynparza
Product sales
Product Sales	$ 588	$ 543	$ 496	$ 464	$ 419	$ 397
Actual %, quarter-on-quarter	8.00%	9.00%	7.00%	11.00%	5.00%	13.00%
CER %, quarter-on-quarter	9.00%	8.00%	6.00%	8.00%	7.00%	13.00%
Calquence
Product sales
Product Sales	$ 280	$ 209	$ 182	$ 145	$ 107	$ 88
Actual %, quarter-on-quarter	34.00%	15.00%	25.00%	36.00%	21.00%	58.00%
CER %, quarter-on-quarter	34.00%	15.00%	25.00%	35.00%	23.00%	58.00%
Koselugo
Product sales
Product Sales	$ 26	$ 21	$ 17	$ 13	$ 7
Actual %, quarter-on-quarter	23.00%	23.00%	34.00%	75.00%
CER %, quarter-on-quarter	22.00%	23.00%	34.00%	75.00%
Zoladex
Product sales
Product Sales	$ 244	$ 221	$ 216	$ 230	$ 217	$ 225
Actual %, quarter-on-quarter	10.00%	2.00%	(6.00%)	6.00%	(3.00%)	15.00%
CER %, quarter-on-quarter	11.00%		(7.00%)	3.00%		15.00%
Faslodex
Product sales
Product Sales	$ 105	$ 122	$ 130	$ 138	$ 146	$ 166
Actual %, quarter-on-quarter	(14.00%)	(6.00%)	(6.00%)	(5.00%)	(12.00%)
CER %, quarter-on-quarter	(12.00%)	(8.00%)	(7.00%)	(8.00%)	(9.00%)
Iressa
Product sales
Product Sales	$ 47	$ 61	$ 67	$ 54	$ 70	$ 77
Actual %, quarter-on-quarter	(23.00%)	(9.00%)	24.00%	(23.00%)	(9.00%)	(3.00%)
CER %, quarter-on-quarter	(22.00%)	(11.00%)	19.00%	(24.00%)	(7.00%)	(4.00%)
Arimidex
Product sales
Product Sales	$ 29	$ 44	$ 36	$ 42	$ 58	$ 50
Actual %, quarter-on-quarter	(34.00%)	22.00%	(14.00%)	(28.00%)	17.00%	(1.00%)
CER %, quarter-on-quarter	(33.00%)	18.00%	(16.00%)	(27.00%)	16.00%	(2.00%)
Casodex
Product sales
Product Sales	$ 41	$ 42	$ 39	$ 44	$ 47	$ 42
Actual %, quarter-on-quarter	(2.00%)	7.00%	(11.00%)	(7.00%)	14.00%	(2.00%)
CER %, quarter-on-quarter	(1.00%)	5.00%	(14.00%)	(8.00%)	12.00%	(3.00%)
Oncology, Others
Product sales
Product Sales	$ 13	$ 12	$ 13	$ 13	$ 12	$ 13
Actual %, quarter-on-quarter	13.00%	(4.00%)	2.00%	4.00%	(11.00%)	(52.00%)
CER %, quarter-on-quarter	11.00%	(6.00%)	2.00%	3.00%	(1.00%)	(52.00%)
BioPharmaceuticals: total CVRM
Product sales
Product Sales	$ 2,023	$ 1,912	$ 1,842	$ 1,794	$ 1,759	$ 1,701
Actual %, quarter-on-quarter	6.00%	4.00%	3.00%	2.00%	3.00%	(5.00%)
CER %, quarter-on-quarter	6.00%	1.00%	1.00%		6.00%	(5.00%)
Farxiga
Product sales
Product Sales	$ 732	$ 624	$ 586	$ 525	$ 443	$ 405
Actual %, quarter-on-quarter	17.00%	6.00%	11.00%	19.00%	9.00%	(3.00%)
CER %, quarter-on-quarter	18.00%	4.00%	10.00%	16.00%	13.00%	(3.00%)
Brilinta
Product sales
Product Sales	$ 375	$ 374	$ 363	$ 385	$ 437	$ 408
Actual %, quarter-on-quarter		3.00%	(6.00%)	(12.00%)	7.00%	(5.00%)
CER %, quarter-on-quarter	1.00%	1.00%	(6.00%)	(13.00%)	9.00%	(5.00%)
Onglyza
Product sales
Product Sales	$ 99	$ 101	$ 105	$ 110	$ 115	$ 141
Actual %, quarter-on-quarter	(2.00%)	(3.00%)	(4.00%)	(6.00%)	(19.00%)	8.00%
CER %, quarter-on-quarter	(2.00%)	(6.00%)	(5.00%)	(6.00%)	(17.00%)	8.00%
Bydureon
Product sales
Product Sales	$ 95	$ 103	$ 122	$ 109	$ 116	$ 100
Actual %, quarter-on-quarter	(8.00%)	(16.00%)	12.00%	(5.00%)	16.00%	(28.00%)
CER %, quarter-on-quarter	(7.00%)	(17.00%)	11.00%	(7.00%)	17.00%	(28.00%)
Byetta
Product sales
Product Sales	$ 16	$ 16	$ 19	$ 15	$ 15	$ 20
Actual %, quarter-on-quarter	(4.00%)	(14.00%)	26.00%	1.00%	(28.00%)	(24.00%)
CER %, quarter-on-quarter	(7.00%)	(15.00%)	24.00%	4.00%	(28.00%)	(24.00%)
Other diabetes
Product sales
Product Sales	$ 15	$ 13	$ 12	$ 11	$ 10	$ 13
Actual %, quarter-on-quarter	14.00%	7.00%	11.00%	9.00%	(21.00%)	(22.00%)
CER %, quarter-on-quarter	14.00%	1.00%	15.00%	6.00%	(19.00%)	(22.00%)
Lokelma
Product sales
Product Sales	$ 39	$ 33	$ 28	$ 21	$ 17	$ 11
Actual %, quarter-on-quarter	21.00%	16.00%	37.00%	22.00%	56.00%	42.00%
CER %, quarter-on-quarter	21.00%	18.00%	28.00%	26.00%	58.00%	42.00%
Roxadustat
Product sales
Product Sales	$ 51	$ 39
Actual %, quarter-on-quarter	32.00%
CER %, quarter-on-quarter	32.00%
Crestor
Product sales
Product Sales	$ 265	$ 274	$ 298	$ 300	$ 281	$ 301
Actual %, quarter-on-quarter	(3.00%)	(8.00%)	(1.00%)	7.00%	(7.00%)	2.00%
CER %, quarter-on-quarter	(3.00%)	(9.00%)	(4.00%)	5.00%	(4.00%)	1.00%
Seloken/Toprol-XL
Product sales
Product Sales	$ 266	$ 250	$ 200	$ 225	$ 218	$ 177
Actual %, quarter-on-quarter	6.00%	25.00%	(11.00%)	4.00%	23.00%	(6.00%)
CER %, quarter-on-quarter	7.00%	21.00%	(13.00%)	3.00%	27.00%	(6.00%)
Atacand
Product sales
Product Sales	$ 23	$ 34	$ 63	$ 54	$ 59	$ 66
Actual %, quarter-on-quarter	(35.00%)	(45.00%)	16.00%	(9.00%)	(11.00%)	11.00%
CER %, quarter-on-quarter	(32.00%)	(45.00%)	14.00%	(12.00%)	(5.00%)	12.00%
CVRM, Others
Product sales
Product Sales	$ 47	$ 51	$ 46	$ 39	$ 48	$ 59
Actual %, quarter-on-quarter	(7.00%)	12.00%	18.00%	(19.00%)	(18.00%)	(21.00%)
CER %, quarter-on-quarter	(10.00%)	10.00%	17.00%	(22.00%)	(16.00%)	(22.00%)
BioPharmaceuticals: total Respiratory & Immunology
Product sales
Product Sales	$ 1,420	$ 1,541	$ 1,528	$ 1,161	$ 1,117	$ 1,551
Actual %, quarter-on-quarter	(8.00%)	1.00%	32.00%	4.00%	(28.00%)	1.00%
CER %, quarter-on-quarter	(7.00%)	(1.00%)	29.00%	1.00%	(26.00%)	1.00%
Symbicort
Product sales
Product Sales	$ 680	$ 691	$ 680	$ 599	$ 653	$ 790
Actual %, quarter-on-quarter	(2.00%)	2.00%	13.00%	(8.00%)	(17.00%)	11.00%
CER %, quarter-on-quarter	(1.00%)		13.00%	(11.00%)	(15.00%)	11.00%
Pulmicort
Product sales
Product Sales	$ 167	$ 330	$ 368	$ 151	$ 97	$ 380
Actual %, quarter-on-quarter	(50.00%)	(10.00%)		56.00%	(74.00%)	(8.00%)
CER %, quarter-on-quarter	(49.00%)	(13.00%)		49.00%	(73.00%)	(9.00%)
Fasenra
Product sales
Product Sales	$ 320	$ 260	$ 283	$ 240	$ 227	$ 199
Actual %, quarter-on-quarter	23.00%	(8.00%)	18.00%	5.00%	14.00%	(3.00%)
CER %, quarter-on-quarter	23.00%	(9.00%)	17.00%	4.00%	15.00%	(3.00%)
Daliresp/Daxas
Product sales
Product Sales	$ 54	$ 60	$ 54	$ 57	$ 53	$ 53
Actual %, quarter-on-quarter	(10.00%)	11.00%	(4.00%)	8.00%	(1.00%)	(8.00%)
CER %, quarter-on-quarter	(9.00%)	10.00%	(6.00%)	11.00%	(3.00%)	(8.00%)
Bevespi
Product sales
Product Sales	$ 13	$ 13	$ 12	$ 14	$ 10	$ 12
Actual %, quarter-on-quarter	1.00%	7.00%	(16.00%)	47.00%	(19.00%)	9.00%
CER %, quarter-on-quarter	3.00%	8.00%	(17.00%)	46.00%	(21.00%)	9.00%
Breztri
Product sales
Product Sales	$ 56	$ 27	$ 6	$ 10	$ 7	$ 4
Actual %, quarter-on-quarter			(39.00%)	45.00%	58.00%
CER %, quarter-on-quarter			(38.00%)	48.00%	64.00%
Respiratory, Others
Product sales
Product Sales	$ 130	$ 160	$ 125	$ 90	$ 70	$ 113
Actual %, quarter-on-quarter	(19.00%)	28.00%	39.00%	27.00%	(38.00%)	(16.00%)
CER %, quarter-on-quarter	(19.00%)	25.00%	35.00%	22.00%	(36.00%)	(17.00%)
Total Other medicines
Product sales
Product Sales	$ 454	$ 548	$ 733	$ 734	$ 563	$ 557
Actual %, quarter-on-quarter	(17.00%)	(25.00%)		30.00%	1.00%	(15.00%)
CER %, quarter-on-quarter	(16.00%)	(26.00%)	(2.00%)	27.00%	4.00%	(15.00%)
Nexium
Product sales
Product Sales	$ 336	$ 403	$ 377	$ 401	$ 377	$ 338
Actual %, quarter-on-quarter	(17.00%)	7.00%	(6.00%)	6.00%	12.00%	(4.00%)
CER %, quarter-on-quarter	(15.00%)	5.00%	(7.00%)	4.00%	14.00%	(4.00%)
Synagis
Product sales
Product Sales	$ 24	$ 24	$ 78	$ 118	$ 90	$ 85
Actual %, quarter-on-quarter	1.00%	(69.00%)	(34.00%)	31.00%	6.00%	35.00%
CER %, quarter-on-quarter	1.00%	(69.00%)	(33.00%)	29.00%	7.00%	35.00%
FluMist
Product sales
Product Sales	$ 1	$ 2	$ 179	$ 116
Actual %, quarter-on-quarter	(51.00%)	(99.00%)	55.00%
CER %, quarter-on-quarter	(71.00%)	(99.00%)	50.00%
Losec/Prilosec
Product sales
Product Sales	$ 46	$ 54	$ 39	45	$ 45	$ 54
Actual %, quarter-on-quarter	(14.00%)	39.00%	(15.00%)		(15.00%)	18.00%
CER %, quarter-on-quarter	(15.00%)	36.00%	(18.00%)		(15.00%)	17.00%
Seroquel XR/IR
Product sales
Product Sales	$ 21	$ 29	$ 19	$ 35	$ 27	$ 36
Actual %, quarter-on-quarter	(29.00%)	51.00%	(45.00%)	32.00%	(26.00%)	(12.00%)
CER %, quarter-on-quarter	(22.00%)	38.00%	(42.00%)	29.00%	(23.00%)	(12.00%)
Other, Others
Product sales
Product Sales	$ 26	$ 36	$ 41	$ 19	$ 24	$ 44
Actual %, quarter-on-quarter	(28.00%)	(6.00%)		(17.00%)	(46.00%)	(71.00%)
CER %, quarter-on-quarter	(32.00%)	(4.00%)		(19.00%)	(42.00%)	(70.00%)